Dividends, Bonus and Buy Back of equity shares - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($)	Mar. 12, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2016 INR (₨) ₨ / shares
Disclosure of dividends [line items]
Cash dividends paid per equity share | ₨ / shares	₨ 1			₨ 3	₨ 12
Interim dividend	₨ 1			₨ 2	₨ 5
Bonus issue ratio			100.00%
Par value per share | ₨ / shares			₨ 2
Bonus issue of equity shares | shares			2,433,074,327
Bonus issue of equity shares, shares			₨ 4,866
Number of shares approved for buyback | shares	343,750,000
Payments on buyback of shares	₨ 110,000
Payments on buyback of shares	110,312	$ 1,694		₨ 25,000
Reduction in share capital related to buyback	687
Share premium [member]
Disclosure of dividends [line items]
Payments on buyback of shares	1,656
Retained earnings [member]
Disclosure of dividends [line items]
Bonus issue of equity shares, shares	(4,866)
Payments on buyback of shares	108,344
Capital Redemption Reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares	₨ 687